Income Taxes - Schedule of Income Tax Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) recognized in equity	$ 894	$ 92	$ 30	$ 59	$ 986	$ (14,479)	$ 89	$ (1,923)
Write-down of previously recognized temporary differences [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) recognized in equity	$ 894		$ 30		$ 986		$ 89